Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,229,838.9	$ 34,247.3	₨ 2,072,759.4
Fair Value
Total	2,222,711.0	34,137.8	2,111,385.6
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	557,314.1
Over one year through five years	548,402.5
Over five years through ten years	762,418.9
Over ten years	341,661.5
Amortized Cost	2,209,797.0		2,049,111.1
Fair Value
Within one year	557,374.5	8,560.5
Over one year through five years	552,077.4	8,479.1
Over five years through ten years	754,268.7	11,584.5
Over ten years	338,829.2	5,204.0
Total	₨ 2,202,549.8	$ 33,828.1	₨ 2,087,324.6